Document and Entity Information	May 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001813814
Document Type	8-K
Document Period End Date	May 11, 2022
Entity Registrant Name	MIND MEDICINE (MINDMED) INC.
Entity Incorporation State Country Code	A1
Entity File Number	001-40360
Entity Tax Identification Number	98-1582438
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(650)
Local Phone Number	208-2454
Security 12b Title	Subordinate Voting Shares
Trading Symbol	MNMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false